Regulatory Matters (Components of Regulatory Assets and Liabilities) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 1,556	$ 1,746	$ 1,502
Total regulatory liabilities		3,000	2,989	3,014
Net regulatory assets (liabilities)		(1,444)		(1,512)
Reclassification adjustment regulatory assets	$ 20
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		1,519	1,579	1,431
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		1,311	1,263	1,375
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		$ 64	38	101
Remaining Rate Recovery/Amortization Period		1 year
Unamortized Gain On Reacquisition Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		$ 25	24	25
Employee Retirement Costs Over-recovered Since Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		39	40	60
Employee Retirement Costs Over Recovered Being Refunded [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		$ 23	20
Remaining Rate Recovery/Amortization Period		5 years
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		$ 19	25	22
Net regulatory assets (liabilities)		(1,444)	(1,243)
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		189	193	157
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 94	71	158
Remaining Rate Recovery/Amortization Period		5 years
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 70	71	91
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 454	366	181
Remaining Rate Recovery/Amortization Period		5 years
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 438	774	571
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		10	7	15
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 83	64	107
Remaining Rate Recovery/Amortization Period		5 years
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 21	5	28
Remaining Rate Recovery/Amortization Period		1 year
Wholesale Distribution Substation Service Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 65	54
Remaining Rate Recovery/Amortization Period		5 years
Wholesale Distribution Substation Service Costs To Be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 28	28	97
Expenses Related To Covid 19 [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 32	27
Remaining Rate Recovery/Amortization Period		5 years
Recoverable Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 38	47	25
Uncollectible Payments From REPs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 7	9
Remaining Rate Recovery/Amortization Period		5 years
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 27	$ 30	27
Unrecovered Expenses Related To COVID-19 [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 2		37
Uncollectible Payments From Reps To Be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets				$ 8